Warrants	12 Months Ended
Dec. 31, 2024
Other Liabilities Disclosure [Abstract]
Warrants	Warrants
As of December 31, 2024 and December 31, 2023, there were 7,140,483 and 7,140,808 warrants to purchase Class A Common Stock (“Public Warrants”) outstanding, respectively. The Public Warrants may only be exercised for a whole number of shares. No fractional shares will be issued upon exercise of a Public Warrant. Holders of the Public Warrants can exercise 25 Public Warrants to purchase one share of Class A common stock at an exercise price of $287.50 per share. The Public Warrants became exercisable on November 15, 2021. The public warrants will expire on October 15, 2026, or earlier upon redemption or liquidation. We may redeem the outstanding warrants when various conditions are met, such as specific stock prices, as detailed in the specific warrant agreements. The warrants are recorded as a liability and reflected as “Warrant liability” in the consolidated balance sheets.
During the year ended December 31, 2024, we issued 301 shares of Class A common stock in exchange for the exercise of Public Warrants and received an immaterial amount in proceeds from the exercise of the Public Warrants. During the year ended December 31, 2023, we did not issue any shares of Class A common stock in exchange for the exercise of Public Warrants, nor did we receive any proceeds from the exercise of the Public Warrants. During the year ended December 31, 2022, we issued 8 shares of Class A common stock in exchange for the exercise of 221 Public Warrants. We received less than $0.1 million in proceeds from the exercise of the Public Warrants. We recognized a loss from the change in fair value of the warrant liability during the year ended December 31, 2024 of $1.8 million, which is reflected in “(Loss) gain from change in fair value of warrant liability” in the consolidated statements of operations. We recognized a loss from the change in fair value of the warrant liability during the year ended December 31, 2023 of $1.6 million, which is reflected in “(Loss) gain from change in fair value of warrant liability” in the consolidated statements of operations. We recognized a gain from the change in fair value of the warrant liability during the year ended December 31, 2022 of $16.6 million, which is reflected in “(Loss) gain from change in fair value of warrant liability” in the consolidated statements of operations.
In connection with the Concurrent Offerings (Note 11), we issued and sold to the Third-Party Purchasers (as defined below) an aggregate of 1,396,701 shares of the Company’s Class A Common Stock, including 196,701 shares of Class A Common Stock issued upon exercise of certain of the Pre-Funded Warrants (as defined below) prior to the Third-Party Closing, Class 1 Warrants (“Class 1 Warrants”) to purchase an aggregate of 922,722 shares of Class A Common Stock, Class 2 Warrants (“Class 2 Warrants”) to purchase an aggregate of 922,722 shares of Class A Common Stock and Pre-Funded Warrants (“Pre-Funded Warrants”) to purchase an aggregate of 448,742 shares of Class A Common Stock.
Concurrently, under the terms of the ICE Offering we entered into a securities purchase agreement (the “ICE Purchase Agreement” and, together with the Third-Party Purchase Agreement, the “Purchase Agreements”) with ICE, pursuant to which we issued and sold to ICE an aggregate of 461,361 shares of Class A Common Stock, Class 1 Warrants to purchase an aggregate of 230,680 shares of Class A Common Stock, and Class 2 Warrants to purchase an aggregate of 230,680 shares of Class A Common Stock. The consummation of the transactions contemplated by the ICE Purchase Agreement occurred on March 4, 2024 and April 25, 2024.
The Class 1 Warrants and Class 2 Warrants each have an exercise price of $25.50 and have a five-and-a-half year term. The Class 1 Warrants and Class 2 Warrants may each be exercised at any time after the 6 month anniversary of the relevant closing. The Class 2 warrant agreement contains an alternative exercise clause that entitles the holder to exchange two warrants for a share of stock if certain conditions are met. The Class 1 Warrants and Class 2 Warrants issued in the Concurrent Offerings are initially recorded as a liability at fair value and reflected as “Warrant liability” in the consolidated balance sheets.
The warrants issued on April 25, 2024 were valued at $2.6 million using the Black-Scholes-Merton model for Class 1 Warrants and a binomial lattice model for the Class 2 Warrants. Prior to the second quarter of 2024, we used a Monte Carlo simulation to measure the fair value of the Class 2 Warrants. During the second quarter of 2024, we adopted a binomial lattice model as our valuation technique as we believe it provides a more accurate and relevant measure of the fair value of the Class 2 Warrants. The Class 1 Warrants and Class 2 Warrants issued on March 4, 2024 were valued at $27.7 million using the Black-Scholes-Merton model for Class 1 Warrants and a Monte Carlo simulation for the Class 2 Warrants.
During the year ended December 31, 2024, Class 1 and Class 2 warrants exercisable for 288,950 shares of Class A Common Stock were exercised, with substantially all under an alternate cashless exercise, resulting in us issuing 144,675 shares of Class A Common Stock. As of December 31, 2024, Class 1 Warrants and Class 2 Warrants exercisable for 2,017,850 shares of Class A Common Stock remain outstanding. During the year ended December 31, 2024, holders exercised all of the Pre-Funded Warrants. The proceeds received from the exercise of Pre-Funded Warrants were immaterial. We recognized a loss from the change in fair value of the warrant liability associated with the Class 1 Warrants and Class 2 Warrants during the year ended December 31, 2024 of $15.4 million, which is reflected in “(Loss) gain from change in fair value of warrant liability” in the consolidated statements of operations.